Revenue from Contracts with Customers - Schedule of Noninterest Income Separated by Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Noninterest income from contracts with customers within the scope of ASC 606	$ 3,171	$ 2,794	$ 6,135	$ 5,578
Noninterest income within the scope of other GAAP topics	912	691	1,999	1,578
Total noninterest income	4,083	3,485	8,134	7,156
Service Charges and Fees on Deposit Accounts [Member]
Noninterest income from contracts with customers within the scope of ASC 606	1,134	1,105	2,252	2,132
Interchange Income [Member]
Noninterest income from contracts with customers within the scope of ASC 606	1,528	1,166	2,815	2,406
Investment Commission Income [Member]
Noninterest income from contracts with customers within the scope of ASC 606	190	172	388	368
Trust Fee Income [Member]
Noninterest income from contracts with customers within the scope of ASC 606	220	196	433	380
Other Charges and Fees for Customer Services [Member]
Noninterest income from contracts with customers within the scope of ASC 606	$ 99	$ 155	$ 247	$ 292